FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Indian Creek Asset Management LLC
Address:        429 Lenox Avenue, Suite 5W05
                Miami Beach, Florida 33139

13F File Number:  028-12137

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles R. Holzer
Title:  Managing Director
Phone:  (212) 957-1000

Signature, Place, and Date of Signing:

/s/ Charles R. Holzer
------------------------------------------
(Signature)

New York, New York
------------------------------------------
(City, State)

August 13, 2007
------------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $286,437 (thousands)

List of Other Included Managers:

         None


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QTR ENDED: 6/30/07
                                    FORM 13F
                                                     (SEC USE ONLY)
                Name of Reporting Manager:  Indian Creek Asset Management LLC
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                Item 1:            Item 2 :   Item 3:    Item 4:             Item 5:       Item: 6    Item 7:         Item 8:
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            Name of Issuer        Title of    Cusip  Market Value  Share/Prn Share/ Put/  Investment Other       Voting Authority
                                   Class            (USD)(X $1,000)  Amount   Prn   Call  Discretion Managers
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Sole   Shared     None
AES CORP. CMN                        COM     00130H105    24,839    1,135,257   SH            Sole         1,135,257
AES CORP. CMN                        COM     00130H105    680       1,000       SH   CALL     Sole         1,000
AES CORP. CMN                        COM     00130H105    642       2,646       SH   CALL     Sole         2,646
ALPHARMA INC CMN CLASS A             COM     020813101    15,964    613,777     SH            Sole         613,777
APOLLO GROUP CLASS A COMMON STOCK    COM     037604105    16,589    283,913     SH            Sole         283,913
AVIS BUDGET GROUP INC CMN            COM     053774105    13,760    484,000     SH            Sole         484,000
BUILD-A-BEAR WORKSHOP, INC. CMN      COM     120076104    9,149     350,000     SH            Sole         350,000
CIRCUIT CITY STORES, INC. CMN        COM     172737108    12,456    826,000     SH            Sole         826,000
COGENT, INC. CMN                     COM     19239Y108    17,763    1,209,208   SH            Sole         1,209,208
GEORGIA GULF CORP NEW CMN            COM     373200203    14,016    773,931     SH            Sole         773,931
GEORGIA GULF CORP NEW CMN            COM     373200203    8         155         SH   PUT      Sole         155
GEORGIA GULF CORP NEW CMN            COM     373200203    64        2,834       SH   PUT      Sole         2,834
GEORGIA GULF CORP NEW CMN            COM     373200203    65        3,000       SH   PUT      Sole         3,000
GEORGIA GULF CORP NEW CMN            COM     373200203    2,259     4,911       SH   CALL     Sole         4,911
GEORGIA GULF CORP NEW CMN            COM     373200203    3,712     10,607      SH   CALL     Sole         10,607
ISHARES LEHMAN 20+ YEAR              COM     464287432    615       3,000       SH   PUT      Sole         3,000
   TREASURY BOND FUND
ISHARES RUSSELL 2000 INDEX FUND      COM     464287655    397       1,793       SH   PUT      Sole         1,793
ISHARES RUSSELL 2000 INDEX FUND      COM     464287655    247       1,906       SH   PUT      Sole         1,906
MICRON TECHNOLOGY, INC. CMN          COM     595112103    15,653    1,249,266   SH            Sole         1,249,266
MIRANT CORPORATION CMN               COM     60467R100    17,396    407,882     SH            Sole         407,882
MIRANT CORPORATION CMN               COM     60467R100    4,563     4,186       SH   CALL     Sole         4,186
PALM INC CMN                         COM     696643105    8,945     558,367     SH            Sole         558,367
PALM INC CMN                         COM     696643105    421       5,263       SH   CALL     Sole         5,263
PALM INC CMN                         COM     696643105    2,429     6,072       SH   CALL     Sole         6,072
PIONEER DRILLING CO. CMN             COM     723655106    19,614    1,315,511   SH            Sole         1,315,511
PLEXUS CORP CMN                      COM     729132100    18,266    794,529     SH            Sole         794,529
STANDARD & POORS DEP RCPTS SPDR      COM     78462F103    361       2,064       SH   PUT      Sole         2,064
TASER INTERNATIONAL, INC. CMN        COM     87651B104    11,168    800,000     SH            Sole         800,000
TENNECO INC CMN                      COM     880349105    19,914    568,312     SH            Sole         568,312
WABTEC CORP CMN                      COM     929740108    18,460    505,336     SH            Sole         505,336
XEROX CORPORATION CMN                COM     984121103    16,022    867,000     SH            Sole         867,000

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